Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(2) ($)	Compensation Actually Paid to First PEO(3) ($)	Compensation Actually Paid to Second PEO(4) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(5) ($)	Average Compensation Actually Paid for Non-CEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based on:
							TSR(7) ($)	Peer Group TSR(8) ($)	Net Income (000s)(9) ($)	Base EBITDA (000s)(10) ($)
2022	9,794,049		16,265,473		2,725,992	3,279,346	108.05	110.26	466,980	1,147,809
2021	6,618,454		9,843,147		2,476,273	3,575,707	99.75	142.14	(82,711)	760,466
2020	6,815,923	1,934,105	5,088,280	(2,271,154)	2,530,532	1,557,308	99.24	128.66	207,241	786,692
(1)
The dollar amounts reported in column (b) above are the amounts of total compensation reported for the “PEO”, Principal Executive Officer. Mr. Coker (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Coker was appointed as CEO effective February 1, 2020. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amount reported in column (c) above is the total compensation reported for Mr. Tiede (our former CEO) , in the “Total” column of the Summary Compensation Table in the Company’s annual proxy statement for 2020 (filed in March 2021). Mr. Tiede retired as the Company’s CEO effective February 1, 2020.

(3)
The dollar amounts reported in column (d) above represent the amount of “compensation actually paid” (CAP) to Mr. Coker, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Coker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Coker’s total compensation for each year as reported in the Summary Compensation Table to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation Actually Paid ($)
2022	9,794,049	(6,205,527)	12,676,951	0	0	16,265,473
2021	6,618,454	(4,038,338)	7,263,031	0	0	9,843,147
2020	6,815,923	(4,020,436)	3,311,067	(1,018,274)	0	5,088,280

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted that are Unvested in the Year ($)	Year End Fair Value of Outstanding Equity Awards Granted and Unvested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	10,779,310	581,110	55,444	1,205,478	0	55,610	12,676,951
2021	6,190,510	996,078	38,276	(22,559)	0	60,727	7,263,031
2020	3,636,584	(196,412)	20,306	(216,127)	0	66,716	3,311,067

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
There were no total pension benefit adjustments.

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Tiede, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tiede during 2020, prior to his retirement on February 1, 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tiede’s total compensation for 2020 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation actually paid ($)
2020	1,934,105	(42,259)	(4,163,000)	0	0	(2,271,154)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2020.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2020 that were outstanding and unvested as of the end of that year; (ii) the amount of change as of the end of 2020 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of 2020; (iii) for awards that were granted and vested in 2020, the fair value as of the vesting date; (iv) for awards granted in years prior to 2020 that vested in 2020, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in years prior to 2020 that were determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted that are Unvested in the Year ($)	Year End Fair Value of Outstanding Equity Awards Granted and Unvested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2020	0	(173,277)	42,259	(893,944)	(3,138,038)	0	(4,163,000)

(c)
Mr. Tiede did not participate in the Pension Plan.

(d)
There were no total pension benefit adjustments.

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s executive officers who were NEOs in the applicable year, as a group (excluding Messrs. Coker and Tiede, who served as Chief Executive Officers). The names of each of the named executive officers included for purposes of calculating the average amounts reported in each applicable year are as follows: (i) for 2022, Messrs. Dillard, Fuller, Florence, Harrell and Ms. Albrecht; (ii) for 2021, Messrs. Fuller, Florence, Tomaszewski and Ms. Albrecht; and (iii) for 2020, Messrs. Fuller, Florence, Harrell and Ms. Albrecht.
(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the executive officers who were NEOs in the applicable year, as a group (excluding Messrs. Coker and Tiede), as computed in accordance with Item  402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Coker and Tiede) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Coker and Tiede) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Reported Summary Compensation Table Total for non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation Actually Paid ($)
2022	2,725,992	(1,256,896)	1,810,250	0	0	3,279,346
2021	2,476,273	(1,141,733)	2,241,167	0	0	3,575,707
2020	2,530,532	(963,934)	497,648	(506,939)	0	1,557,308

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for 2020 includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted that are Unvested in the Year ($)	Year End Fair Value of Outstanding Equity Awards Granted and Unvested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,845,761	168,764	18,583	483,614	(708,330)	1,859	1,810,250
2021	1,731,454	506,431	7,286	(8,536)	0	4,531	2,241,167
2020	734,432	(116,406)	5,077	(126,593)	0	1,138	497,648

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

There were no total pension benefit adjustments.

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones Container and Packaging Index.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(10)
Base EBITDA is defined as Base Operating Profit, plus Depreciation and amortization, plus budgeted EBITDA related to divestitures in a given year. Information on how Base Operating profit is calculated can be found in the section “Executive Compensation—Compensation Discussion and Analysis” above and in Appendix 1. While the Company uses numerous financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Base EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Base EBITDA	Base EBITDA	Base EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) above are the amounts of total compensation reported for the “PEO”, Principal Executive Officer. Mr. Coker (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Coker was appointed as CEO effective February 1, 2020. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amount reported in column (c) above is the total compensation reported for Mr. Tiede (our former CEO) , in the “Total” column of the Summary Compensation Table in the Company’s annual proxy statement for 2020 (filed in March 2021). Mr. Tiede retired as the Company’s CEO effective February 1, 2020.

Peer Group Issuers, Footnote [Text Block]
(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones Container and Packaging Index.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) above represent the amount of “compensation actually paid” (CAP) to Mr. Coker, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Coker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Coker’s total compensation for each year as reported in the Summary Compensation Table to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation Actually Paid ($)
2022	9,794,049	(6,205,527)	12,676,951	0	0	16,265,473
2021	6,618,454	(4,038,338)	7,263,031	0	0	9,843,147
2020	6,815,923	(4,020,436)	3,311,067	(1,018,274)	0	5,088,280

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted that are Unvested in the Year ($)	Year End Fair Value of Outstanding Equity Awards Granted and Unvested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	10,779,310	581,110	55,444	1,205,478	0	55,610	12,676,951
2021	6,190,510	996,078	38,276	(22,559)	0	60,727	7,263,031
2020	3,636,584	(196,412)	20,306	(216,127)	0	66,716	3,311,067

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
There were no total pension benefit adjustments.

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Tiede, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tiede during 2020, prior to his retirement on February 1, 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tiede’s total compensation for 2020 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation actually paid ($)
2020	1,934,105	(42,259)	(4,163,000)	0	0	(2,271,154)

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2020.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2020 that were outstanding and unvested as of the end of that year; (ii) the amount of change as of the end of 2020 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of 2020; (iii) for awards that were granted and vested in 2020, the fair value as of the vesting date; (iv) for awards granted in years prior to 2020 that vested in 2020, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in years prior to 2020 that were determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted that are Unvested in the Year ($)	Year End Fair Value of Outstanding Equity Awards Granted and Unvested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2020	0	(173,277)	42,259	(893,944)	(3,138,038)	0	(4,163,000)

(c)
Mr. Tiede did not participate in the Pension Plan.

(d)
There were no total pension benefit adjustments.

Non-PEO NEO Average Total Compensation Amount	$ 2,725,992	$ 2,476,273	$ 2,530,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,279,346	3,575,707	1,557,308
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The dollar amounts reported in column (f) represent the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s executive officers who were NEOs in the applicable year, as a group (excluding Messrs. Coker and Tiede, who served as Chief Executive Officers). The names of each of the named executive officers included for purposes of calculating the average amounts reported in each applicable year are as follows: (i) for 2022, Messrs. Dillard, Fuller, Florence, Harrell and Ms. Albrecht; (ii) for 2021, Messrs. Fuller, Florence, Tomaszewski and Ms. Albrecht; and (iii) for 2020, Messrs. Fuller, Florence, Harrell and Ms. Albrecht.
(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the executive officers who were NEOs in the applicable year, as a group (excluding Messrs. Coker and Tiede), as computed in accordance with Item  402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Coker and Tiede) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Coker and Tiede) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Reported Summary Compensation Table Total for non-PEO NEOs ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation Actually Paid ($)
2022	2,725,992	(1,256,896)	1,810,250	0	0	3,279,346
2021	2,476,273	(1,141,733)	2,241,167	0	0	3,575,707
2020	2,530,532	(963,934)	497,648	(506,939)	0	1,557,308

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for 2020 includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted that are Unvested in the Year ($)	Year End Fair Value of Outstanding Equity Awards Granted and Unvested in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,845,761	168,764	18,583	483,614	(708,330)	1,859	1,810,250
2021	1,731,454	506,431	7,286	(8,536)	0	4,531	2,241,167
2020	734,432	(116,406)	5,077	(126,593)	0	1,138	497,648

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

There were no total pension benefit adjustments.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Cumulative TSR
As shown in the graph below, the CEO’s compensation actually paid (CAP) and the other NEOs’ average (CAP) amounts align with the Company’s cumulative TSR over the three years presented in the table. The relative alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Coker and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company targets approximately 71% of Mr. Coker’s and 54% of the other NEO’s total target compensation awarded to be comprised of equity awards, including restricted stock units, and performance-based restricted stock units. The CAP for Mr. Tiede, our former CEO, who retired in February 2020, has been excluded from this graph.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income
As shown in the graph below, the amount of compensation actually paid to Mr. Coker and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Coker and Tiede) is generally aligned with the Company’s net income in the years 2020 and 2022. The Net Loss in 2021 is largely attributable to pension settlement charges of $423.5 million being recognized in 2021. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of Base EBITDA, which the Company uses when setting goals for the Company’s Performance-based Annual Cash Incentive program. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company targets that approximately 16% and 20% of the value of total compensation awarded to Mr. Coker and the other NEOs, respectively, consists of amounts determined under the Company Performance-based Annual Cash Incentive program. The decrease in Net Income in 2021 was primarily driven by a Pension Settlement of $550.7 million dollars. The CAP for Mr. Tiede, our former CEO, who retired in February 2020, has been excluded from this graph.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Base EBITDA
As shown in the graph below, the amount of compensation actually paid to Mr. Coker and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Coker and Tiede) is generally aligned with the Company’s Base EBITDA over the three years presented in the table. As described above, Base EBITDA is defined as Base Operating Profit, plus Depreciation and Amortization, plus budgeted EBITDA related to divestitures in a given year. Information on how Base Operating Profit is calculated can be found in the section “Executive Compensation—Compensation Discussion and Analysis” above and in Appendix 1. While the Company uses numerous financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Base EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company targets that approximately 16% and 20% of the value of total compensation awarded to Mr. Coker and the other NEOs, respectively, consists of amounts determined under the Company Performance-based Annual Cash Incentive program. The decrease in Base EBITDA in 2021 was primarily driven by the divestiture of the Display and Packaging business.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company versus the Peer Group
As shown in the graph below, the Company’s cumulative TSR over the three-year period presented in the table was 8.05%, while the cumulative TSR of the peer group presented for this purpose, the Dow Jones Container and Packaging Index, was 10.26% over the three years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation—Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase shareholder value. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Base EBITDA

•
Base EPS

•
Return on Invested Capital (ROIC)

•
Operating Cash Flow

Total Shareholder Return Amount	$ 108.05	99.75	99.24
Peer Group Total Shareholder Return Amount	110.26	142.14	128.66
Net Income (Loss)	$ 466,980,000	$ (82,711,000)	$ 207,241,000
Company Selected Measure Amount	1,147,809	760,466	786,692
PEO Name	Mr. Coker
Additional 402(v) Disclosure [Text Block]
Summary Compensation Table versus Compensation Actually Paid
The graphs below provide a comparison of the compensation reported in the Summary Compensation Table versus compensation actually paid to Mr. Coker and average compensation actually paid to the Company’s other NEOs. The compensation for Mr. Tiede, our former CEO who retired in February 2020, has been excluded from this graph.
We feel that it is important to provide a graphic comparison that shows the different components that factor into the calculations. The compensation reported in the Summary Compensation Table is based on the grant date value of equity awards granted during the applicable year and the compensation actually paid as reported in the Pay for Performance tables is based on the fair value of equity awards granted during the applicable year and valued at year end, plus the change in value of previously granted as of year-end (or the vesting date, if earlier). In essence, the compensation actually paid reflects the fair value of all or portions of 4 years’ worth of equity awards as of specified valuation dates, while the compensation reported in Summary Compensation Table is based solely on the equity awards granted in 2022, all of which are valued based on the fair value as determined on the date of grant.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Base EBITDA
Non-GAAP Measure Description [Text Block]
(10)
	Base EBITDA is defined as Base Operating Profit, plus Depreciation and amortization, plus budgeted EBITDA related to divestitures in a given year. Information on how Base Operating profit is calculated can be found in the section “Executive Compensation—Compensation Discussion and Analysis” above and in Appendix 1. While the Company uses numerous financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Base EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Base EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Mr. Coker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,794,049	$ 6,618,454	$ 6,815,923
PEO Actually Paid Compensation Amount	16,265,473	9,843,147	5,088,280
Mr. Coker [Member] | Adjustment for Reported value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,205,527)	(4,038,338)	(4,020,436)
Mr. Coker [Member] | Adjustment for Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,676,951	7,263,031	3,311,067
Mr. Coker [Member] | Adjustment for Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,018,274)
Mr. Coker [Member] | Adjustment for Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Coker [Member] | Adjustment for Year End Fair Value of Equity Awards Granted that are Unvested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,779,310	6,190,510	3,636,584
Mr. Coker [Member] | Adjustment for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	581,110	996,078	(196,412)
Mr. Coker [Member] | Adjustment for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,444	38,276	20,306
Mr. Coker [Member] | Adjustment for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,205,478	(22,559)	(216,127)
Mr. Coker [Member] | Adjustment for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Mr. Coker [Member] | Adjustment for Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,610	60,727	66,716
Mr. Tiede [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,934,105
PEO Actually Paid Compensation Amount			(2,271,154)
Mr. Tiede [Member] | Adjustment for Reported value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(42,259)
Mr. Tiede [Member] | Adjustment for Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,163,000)
Mr. Tiede [Member] | Adjustment for Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Tiede [Member] | Adjustment for Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Tiede [Member] | Adjustment for Year End Fair Value of Equity Awards Granted that are Unvested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Tiede [Member] | Adjustment for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(173,277)
Mr. Tiede [Member] | Adjustment for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			42,259
Mr. Tiede [Member] | Adjustment for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(893,944)
Mr. Tiede [Member] | Adjustment for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,138,038)
Mr. Tiede [Member] | Adjustment for Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Adjustment for Reported value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,256,896)	(1,141,733)	(963,934)
Non-PEO NEO [Member] | Adjustment for Equity Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,810,250	2,241,167	497,648
Non-PEO NEO [Member] | Adjustment for Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(506,939)
Non-PEO NEO [Member] | Adjustment for Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Year End Fair Value of Equity Awards Granted that are Unvested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,845,761	1,731,454	734,432
Non-PEO NEO [Member] | Adjustment for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	168,764	506,431	(116,406)
Non-PEO NEO [Member] | Adjustment for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,583	7,286	5,077
Non-PEO NEO [Member] | Adjustment for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	483,614	(8,536)	(126,593)
Non-PEO NEO [Member] | Adjustment for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(708,330)	0	0
Non-PEO NEO [Member] | Adjustment for Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,859	$ 4,531	$ 1,138